UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21236
BNY Mellon Stock Funds
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
09/30
Date of reporting period:
09/30/24
ITEM 1 - Reports to Stockholders
BNY Mellon International Core Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class A – DIEAX
This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 124	1.13%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s

  Class A shares returned 18.62%.
  In comparison, the MSCI EAFE
  ®
  Index (the "Index") returned 24.77% for the same period.
What affected the Fund’s performance?
  International developed-markets equities posted very strong returns during the reporting period, led by gains in financials, information technology and industrials, with the Index hitting all-time highs.
  The strongest contributions to the Fund’s relative performance came from security selection in information technology
  and
  materials, driven, in part, by digital transformation, the internet of things and artificial intelligence.
  The most significant detractors from relative performance came from security selection in the consumer discretionary and hea lth
  care sectors, where disappointing results from a few individual holdings undermined
  returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30
, 20
24
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI EAFE
®
Index (the “Index”) on 9/30/2014. The performance shown takes into account the maximum initial sal es
charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fu nd’
s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to c har
ges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	11.78%	5.37%	3.82%
without Sales Charge	18.62%	6.63%	4.44%
MSCI EAFE® Index	24.77%	8.20%	5.71%
The performance data quoted represent past performance, which is no guarantee of future results.
For more cu
r
rent information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 103	63	$ 745,155	58.22%

Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0720AR0924

BNY Mellon International Core Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class C – DIECX
This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 204	1.87%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended
in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s

  Class C shares returned 17.72%.
  In comparison, the MSCI EAFE
  ®
  Index (the "Index")
  returned
  24.77
  % for the same period.
What affected the Fund’s
performance
?
  International developed-markets equities posted very strong returns during the reporting period, led by gains in financials, information technology and industrials, with the Index hitting all-time highs.
  The strongest contributions to the Fund’s relative performance came from security selection in information technology and materials, driven, in part, by digital transformation, the internet of things and artificial intelligence.
  The most significant detractors from relative performance came from security selection in the consumer discretionary and health care sectors, where disappointing results from a few individual holdings undermined returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014
through
September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI EAFE
®
Index (the “Index”) on 9/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	16.72%	*	5.82%	3.63%
without Deferred Sales Charge	17.72%		5.82%	3.63%
MSCI EAFE® Index	24.77%		8.20%	5.71%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 103	63	$ 745,155	58.22%

Portfolio
Holdings
(as of 9/30/24)
Top Ten H
oldings (Ba
sed on Net Assets)
*
*
Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities
loaned
, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0732AR0924

BNY Mellon International Core Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class I – DIERX
This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 96	0.88%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s

  Class I shares returned 18.93%.
  In comparison, the MSCI EAFE
  ®
  Index (the "Index")
  returned
  24.77% for the same period.
What affected the Fund’s
performance
?
  International developed-markets equities posted very strong returns during the reporting period, led by gains in financials, information technology and industrials, with the Index hitting all-time highs.
  The strongest contributions to the Fund’s relative performance came from security selection in information technology and materials, driven, in part, by digital transformation, the internet of things
  and
  artificial intelligence.
  The most significant detractors from relative performance came from security selection in the consumer discretionary and health care sectors, where disappointing results from a few individual holdings undermined returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance
.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014
through
September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $
10,000
made in the MSCI EAFE
®
Index (the “Index”) on 9/30/2014.
The
performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	18.93%	6.91%	4.72%
MSCI EAFE ® Index	24.77%	8.20%	5.71%
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 103	63	$ 745,155	58.22%

Portfolio
Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral
for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0733AR0924

BNY Mellon International Core Equity Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class Y – DIEYX
This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 96	0.88%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s

  Class Y shares returned
  18.94
  %.
  In comparison, the MSCI EAFE
  ®
  Index (the "Index") returned
  24.77
  % for the same period.
What affected the Fund’s
performance
?
  International developed-markets equities posted very strong returns during the reporting period, led by gains in financials, information technology and industrials, with the Index hitting all-time highs.
  The strongest contributions to the Fund’s relative performance came from security selection in information technology and materials, driven, in part, by digital transformation, the internet of things and artificial intelligence.
  The most significant detractors from relative performance came from security selection in the consumer discretionary and health care sectors, where disappointing results from a few individual holdings undermined returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014
through
September 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI EAFE
®
Index (the “Index”) on 9/30/
2014
. The performance shown

is for years ended 9/30 and takes into account applicable fees and expenses of the Fund, including
management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	18.94%	6.91%	4.71%
MSCI EAFE ® Index	24.77%	8.20%	5.71%
Periods prior to the inception date of the Fund's Class Y shares (6/1/2015) reflect the performance of the Fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 103	63	$ 745,155	58.22%
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment
of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0231AR0924

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $49,419 in 2023 and $50,407 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,086 in 2023 and $10,960 in 2024. These services consisted of (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies..

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2023 and $4,763 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $6,737 in 2023 and $7,082 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $820 in 2023 and $914 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,797,238 in 2023 and $1,591,639 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Investments.

 Not applicable.

BNY Mellon International Core Equity Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
September 30, 2024

Class	Ticker
A	DIEAX
C	DIECX
I	DIERX
Y	DIEYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Core Equity Fund
Statement of Investments
September 30, 2024

Description	Shares	Value ($)
Common Stocks — 96.2%
Australia — 3.1%
ASX Ltd.	55,648	2,459,531
Brambles Ltd.	55,115	725,114
		3,184,645
Austria — 1.0%
OMV AG	23,057	984,544
Bermuda — 2.8%
Hiscox Ltd.	184,036	2,819,698
France — 20.9%
AXA SA	25,754	989,908
BNP Paribas SA	38,734	2,653,836
Cie Generale des Etablissements Michelin SCA	57,727	2,342,876
Compagnie de Saint-Gobain SA	26,501	2,410,706
Klepierre SA	25,752	843,922
LVMH Moet Hennessy Louis Vuitton SE	3,748	2,872,482
Orange SA	187,994	2,152,296
Publicis Groupe SA	23,110	2,526,185
Sanofi SA	28,475	3,261,616
Vinci SA	12,512	1,461,716
		21,515,543
Germany — 9.5%
Allianz SE	4,583	1,504,962
Daimler Truck Holding AG	12,291	460,116
Deutsche Post AG	29,016	1,292,934
Evonik Industries AG	60,233	1,408,016
Heidelberg Materials AG	14,644	1,590,975
Mercedes-Benz Group AG	39,902	2,577,958
Muenchener Rueckversicherungs-Gesellschaft AG	1,752	964,003
		9,798,964
Hong Kong — .9%
Sun Hung Kai Properties Ltd.	82,500	907,899
Italy — 3.6%
Enel SpA	334,254	2,669,637
Eni SpA	69,719	1,061,828
		3,731,465
Japan — 17.2%
Advantest Corp.	25,300	1,186,622
Casio Computer Co. Ltd.	248,100	2,051,605
FUJIFILM Holdings Corp.	31,000	795,464
Fujitsu Ltd.	90,300	1,844,325
ITOCHU Corp.	23,200	1,239,378
Mitsubishi Electric Corp.	58,600	939,190
Mizuho Financial Group, Inc.	104,200	2,128,587
Nippon Telegraph & Telephone Corp.	2,358,500	2,408,960
Renesas Electronics Corp.	139,000	2,010,652
Shionogi & Co. Ltd.	30,900	441,490
Sumitomo Mitsui Financial Group, Inc.	88,200	1,868,631
Trend Micro, Inc.	13,900	820,702
		17,735,606

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 96.2% (continued)
Netherlands — 7.1%
ASML Holding NV	2,353	1,952,907
ING Groep NV	157,868	2,859,842
Koninklijke Ahold Delhaize NV	33,696	1,163,895
Stellantis NV	96,206	1,328,794
		7,305,438
Norway — .4%
Yara International ASA (a)	13,603	430,663
Singapore — 1.4%
Singapore Exchange Ltd.	157,000	1,395,013
Spain — .8%
ACS Actividades de Construccion y Servicios SA	17,950	828,814
Switzerland — 4.6%
Kuehne + Nagel International AG	2,579	703,295
Novartis AG	12,517	1,436,789
Roche Holding AG	4,716	1,507,827
Sonova Holding AG	3,115	1,118,139
		4,766,050
United Kingdom — 19.0%
BAE Systems PLC	58,246	963,666
BP PLC	354,260	1,855,200
Burberry Group PLC	49,135	460,494
Diageo PLC	88,120	3,066,647
GSK PLC	115,602	2,343,813
Rio Tinto PLC	21,453	1,519,837
Shell PLC	113,351	3,674,957
SSE PLC	55,380	1,394,179
Tate & Lyle PLC	193,600	1,766,539
Tesco PLC	206,421	989,921
Unilever PLC	22,681	1,467,348
		19,502,601
United States — 3.9%
CRH PLC	12,541	1,143,153
Ferguson Enterprises, Inc.	14,790	2,906,703
		4,049,856
Total Common Stocks (cost $84,011,012)		98,956,799
Exchange-Traded Funds — .1%
United States — .1%
iShares MSCI EAFE ETF(a) (cost $91,435)	1,217	101,778

Preferred Dividend Rate (%)
Preferred Stocks — 1.3%
Germany — 1.3%
Volkswagen AG (cost $2,305,822)	9.68	12,777	1,353,434

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $473,788)	4.95	473,788	473,788
Total Investments (cost $86,882,057)		98.1%	100,885,799
Cash and Receivables (Net)		1.9%	1,986,936
Net Assets		100.0%	102,872,735

ETF—Exchange-Traded Fund

(a)
Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $523,723 and the value of the collateral was
$561,186, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2023	Purchases ($)†	Sales ($)	Value ($) 9/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	606,141	24,465,960	(24,598,313)	473,788	18,811
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	28,107,003	(28,107,003)	-	1,431††
Total - .5%	606,141	52,572,963	(52,705,316)	473,788	20,242

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $523,723)—Note 1(c):
Unaffiliated issuers	86,408,269	100,412,011
Affiliated issuers	473,788	473,788
Cash denominated in foreign currency	338,489	336,605
Tax reclaim receivable—Note 1(b)		1,612,169
Dividends and securities lending income receivable		297,119
Receivable for shares of Beneficial Interest subscribed		48,802
Prepaid expenses		26,160
		103,206,654
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		80,487
Payable for shares of Beneficial Interest redeemed		143,186
Trustees’ fees and expenses payable		1,867
Other accrued expenses		108,379
		333,919
Net Assets ($)		102,872,735
Composition of Net Assets ($):
Paid-in capital		121,495,254
Total distributable earnings (loss)		(18,622,519)
Net Assets ($)		102,872,735

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	46,584,889	793,955	54,986,114	507,777
Shares Outstanding	1,148,245	19,120	1,322,022	12,214
Net Asset Value Per Share ($)	40.57	41.52	41.59	41.57
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income ($):
Income:
Cash dividends (net of $547,408 foreign taxes withheld at source):
Unaffiliated issuers	4,812,882
Affiliated issuers	18,811
Income from securities lending—Note 1(c)	1,431
Total Income	4,833,124
Expenses:
Management fee—Note 3(a)	1,115,622
Shareholder servicing costs—Note 3(c)	274,282
Administration fee—Note 3(a)	139,453
Professional fees	118,629
Registration fees	66,012
Custodian fees—Note 3(c)	40,997
Chief Compliance Officer fees—Note 3(c)	22,156
Prospectus and shareholders’ reports	18,307
Interest expense—Note 2	18,205
Trustees’ fees and expenses—Note 3(d)	12,593
Distribution fees—Note 3(b)	6,310
Loan commitment fees—Note 2	2,436
Miscellaneous	37,595
Total Expenses	1,872,597
Less—reduction in expenses due to undertaking—Note 3(a)	(512,631)
Less—reduction in fees due to earnings credits—Note 3(c)	(11,790)
Net Expenses	1,348,176
Net Investment Income	3,484,948
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	11,375,988
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	9,827,555
Net Realized and Unrealized Gain (Loss) on Investments	21,203,543
Net Increase in Net Assets Resulting from Operations	24,688,491
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
Operations ($):
Net investment income	3,484,948	6,386,957
Net realized gain (loss) on investments	11,375,988	(7,478,699)
Net change in unrealized appreciation (depreciation) on investments	9,827,555	57,106,735
Net Increase (Decrease) in Net Assets Resulting from Operations	24,688,491	56,014,993
Distributions ($):
Distributions to shareholders:
Class A	(1,571,196)	(1,830,940)
Class C	(20,176)	(27,030)
Class I	(1,865,584)	(2,002,373)
Class Y	(2,243,200)	(3,939,520)
Total Distributions	(5,700,156)	(7,799,863)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,315,308	3,267,917
Class C	50,325	42,735
Class I	10,725,203	14,431,991
Class Y	275,437	625,821
Distributions reinvested:
Class A	1,384,601	1,645,229
Class C	20,176	27,013
Class I	1,801,021	1,936,838
Class Y	2,243,200	3,939,485
Cost of shares redeemed:
Class A	(11,056,418)	(14,566,617)
Class C	(383,136)	(397,671)
Class I	(18,046,895)	(21,646,213)
Class Y	(84,674,134)	(59,656,505)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(95,345,312)	(70,349,977)
Total Increase (Decrease) in Net Assets	(76,356,977)	(22,134,847)
Net Assets ($)
Beginning of Period	179,229,712	201,364,559
End of Period	102,872,735	179,229,712

	Year Ended September 30,
	2024	2023
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	61,982	93,228
Shares issued for distributions reinvested	37,728	50,374
Shares redeemed	(292,752)	(412,098)
Net Increase (Decrease) in Shares Outstanding	(193,042)	(268,496)
Class C(a)
Shares sold	1,289	1,235
Shares issued for distributions reinvested	534	806
Shares redeemed	(10,044)	(11,131)
Net Increase (Decrease) in Shares Outstanding	(8,221)	(9,090)
Class I(b)
Shares sold	280,452	409,191
Shares issued for distributions reinvested	47,963	58,006
Shares redeemed	(468,009)	(610,324)
Net Increase (Decrease) in Shares Outstanding	(139,594)	(143,127)
Class Y
Shares sold	7,098	17,335
Shares issued for distributions reinvested	59,771	118,055
Shares redeemed	(2,209,770)	(1,726,628)
Net Increase (Decrease) in Shares Outstanding	(2,142,901)	(1,591,238)

(a)
During the period ended September 30, 2024, 8 Class C shares representing $329 were automatically converted to 8 Class A shares and during the period ended
September 30, 2023, 205 Class C shares representing $7,537 were automatically converted to 209 Class A shares.

(b)	During the period ended September 30, 2024, 2,582 Class A shares representing $105,495 were exchanged for 2,519 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended September 30,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	35.33	28.27	43.12	36.12	36.99
Investment Operations:
Net investment income(a)	.93	1.06	.77	.84	.59
Net realized and unrealized gain (loss) on investments	5.52	7.19	(10.83)	7.06	(.44 )
Total from Investment Operations	6.45	8.25	(10.06)	7.90	.15
Distributions:
Dividends from net investment income	(1.21)	(1.19)	(1.15)	(.90 )	(1.02)
Dividends from net realized gain on investments	-	-	(3.64)	-	-
Total Distributions	(1.21)	(1.19)	(4.79)	(.90 )	(1.02)
Net asset value, end of period	40.57	35.33	28.27	43.12	36.12
Total Return (%)(b)	18.62	29.54	(26.61)	22.00	.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.53	1.45	1.49	1.41	1.64
Ratio of net expenses to average net assets	1.13	1.11	1.11	1.12	1.12
Ratio of net investment income to average net assets	2.47	3.03	2.07	1.96	1.63
Portfolio Turnover Rate	58.22	58.43	75.11	65.57	63.59
Net Assets, end of period ($ x 1,000)	46,585	47,386	45,505	74,954	73,381

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

	Year Ended September 30,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	36.06	28.73	43.69	36.54	37.37
Investment Operations:
Net investment income(a)	.62	.80	.54	.49	.28
Net realized and unrealized gain (loss) on investments	5.69	7.34	(11.09)	7.19	(.44 )
Total from Investment Operations	6.31	8.14	(10.55)	7.68	(.16 )
Distributions:
Dividends from net investment income	(.85 )	(.81 )	(.77 )	(.53 )	(.67 )
Dividends from net realized gain on investments	-	-	(3.64)	-	-
Total Distributions	(.85 )	(.81 )	(4.41)	(.53 )	(.67 )
Net asset value, end of period	41.52	36.06	28.73	43.69	36.54
Total Return (%)(b)	17.72	28.61	(27.20)	21.11	(.60 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.45	2.33	2.25	2.17	2.15
Ratio of net expenses to average net assets	1.87	1.86	1.88	1.90	1.90
Ratio of net investment income to average net assets	1.60	2.24	1.41	1.13	.77
Portfolio Turnover Rate	58.22	58.43	75.11	65.57	63.59
Net Assets, end of period ($ x 1,000)	794	986	1,047	2,434	2,726

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	36.20	28.94	44.06	36.83	37.67
Investment Operations:
Net investment income(a)	1.06	1.16	.87	.95	.69
Net realized and unrealized gain (loss) on investments	5.64	7.39	(11.08)	7.24	(.44 )
Total from Investment Operations	6.70	8.55	(10.21)	8.19	.25
Distributions:
Dividends from net investment income	(1.31)	(1.29)	(1.27)	(.96 )	(1.09)
Dividends from net realized gain on investments	-	-	(3.64)	-	-
Total Distributions	(1.31)	(1.29)	(4.91)	(.96 )	(1.09)
Net asset value, end of period	41.59	36.20	28.94	44.06	36.83
Total Return (%)	18.93	29.86	(26.46)	22.40	.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29	1.24	1.23	1.22	1.19
Ratio of net expenses to average net assets	.88	.86	.85	.85	.85
Ratio of net investment income to average net assets	2.75	3.25	2.26	2.18	1.88
Portfolio Turnover Rate	58.22	58.43	75.11	65.57	63.59
Net Assets, end of period ($ x 1,000)	54,986	52,903	46,447	103,039	131,536

(a)	Based on average shares outstanding.
See notes to financial statements.

	Year Ended September 30,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	36.17	28.93	44.03	36.81	37.65
Investment Operations:
Net investment income(a)	.82	1.11	.90	.96	.67
Net realized and unrealized gain (loss) on investments	5.89	7.42	(11.09)	7.22	(.42 )
Total from Investment Operations	6.71	8.53	(10.19)	8.18	.25
Distributions:
Dividends from net investment income	(1.31)	(1.29)	(1.27)	(.96 )	(1.09)
Dividends from net realized gain on investments	-	-	(3.64)	-	-
Total Distributions	(1.31)	(1.29)	(4.91)	(.96 )	(1.09)
Net asset value, end of period	41.57	36.17	28.93	44.03	36.81
Total Return (%)	18.94	29.89	(26.45)	22.39	.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15	1.06	1.03	1.00	.98
Ratio of net expenses to average net assets	.88	.86	.85	.85	.85
Ratio of net investment income to average net assets	2.19	3.14	2.36	2.22	1.83
Portfolio Turnover Rate	58.22	58.43	75.11	65.57	63.59
Net Assets, end of period ($ x 1,000)	508	77,954	108,366	205,345	208,521

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Core Equity Fund (the “fund”) is the sole series of BNY Mellon Stock Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser and the fund’s administrator. Newton Investment Management North America, LLC (the “Sub-Adviser”or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	98,956,799	—	—	98,956,799
Exchange-Traded Funds	101,778	—	—	101,778
Equity Securities - Preferred Stocks	1,353,434	—	—	1,353,434
Investment Companies	473,788	—	—	473,788

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes

NOTES TO FINANCIAL STATEMENTS (continued)
recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of September 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended September 30, 2024, BNY earned $195 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of September 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	523,723	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	523,723	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(523,723)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks

NOTES TO FINANCIAL STATEMENTS (continued)
may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At September 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $3,133,324, accumulated capital losses $33,992,724 and unrealized appreciation $12,236,881.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2024. The fund has $3,766,968 of short-term capital losses and $30,225,756 of long-term capital losses which can be carried forward for an unlimited period.
As a result of the fund’s merger with Dreyfus International Value Fund on January 22, 2016, capital losses of $31,280,805 are available to offset future realized gains, if any. Based on certain provisions in the Code, the losses can be utilized in subsequent years but are subject to an annual limitation.
The tax character of distributions paid to shareholders during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows: ordinary income $5,700,156 and $7,799,863, respectively.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended September 30, 2024, the fund was charged $18,205 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended September 30, 2024 was approximately $284,973 with a related weighted average annualized interest rate of 6.39%.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets up to $500 million, .75% of the next $500 million of such assets, .70% of the next $500 million of such assets, .60% of the next $500 million of such assets and .50% of the fund’s average daily net assets in excess of $2 billion and is payable monthly. The management fee rate during the period ended September 30, 2024 was .80%.
The Adviser has contractually agreed, from October 1, 2023 through February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87% of the value of the fund’s average daily net assets. On or after February 1, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $512,631 during the period ended September 30, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .32% of the value of the fund’s average daily net assets.
The fund compensates the Adviser under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets.  Pursuant to the administration agreement, the fund was charged $139,453 during the period ended September 30, 2024.
During the period ended September 30, 2024, the Distributor retained $625 from commissions earned on sales of the fund’s Class A shares and $3 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended September 30, 2024, Class C shares were charged $6,310 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2024, Class A and Class C shares were charged $117,834 and $2,103, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agent and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2024, the fund was charged $29,463 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $11,790.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2024, the fund was charged $40,997 pursuant to the custody agreement.
During the period ended September 30, 2024, the fund was charged $22,156 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $67,320, Administration fees of $8,415, Distribution Plan fees of $486, Shareholder Services Plan fees of $9,714, Custodian fees of $15,000, Chief Compliance Officer fees of $4,495 and Transfer Agent fees of $5,572, which are offset against an expense reimbursement currently in effect in the amount of $30,515.
(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2024, amounted to $79,638,256 and $175,793,702, respectively.
At September 30, 2024, the cost of investments for federal income tax purposes was $88,663,710; accordingly, accumulated net unrealized appreciation on investments was $12,222,089, consisting of $17,404,100 gross unrealized appreciation and $5,182,011 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon International Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon International Core Equity Fund (the “Fund”) (the sole fund constituting BNY Mellon Stock Funds (the “Trust”)), including the statement of investments, as of September 30, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting BNY Mellon Stock Funds) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we preformed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
November 22, 2024

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended September 30, 2024:
●the total amount of taxes paid to foreign countries was $537,107.
●the total amount of income sourced from foreign countries was $5,321,770.
As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2024 calendar year with Form 1099-DIV which will be mailed in early 2025. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $6,237,263 represents the maximum amount that may be considered qualified dividend income.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2024 BNY Mellon Securities Corporation
Code-0720NCSRAR0924

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no materials changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Funds

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: November 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: November 19, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: November 19, 2024

EXHIBIT INDEX

 (a)(1) Code of ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)